Issued Capital and Reserves (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands				4 Months Ended		6 Months Ended
	Jan. 12, 2021 CNY (¥)	Jan. 12, 2021 USD ($) $ / shares shares	Mar. 04, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Jun. 30, 2022 CNY (¥) shares	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥) shares	Jun. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2020 shares	Mar. 04, 2020 USD ($) shares	Feb. 29, 2020 CNY (¥) shares
Issued Capital and Reserves (Details) [Line Items]
Shares authorised						50,000,000			50,000,000
Issued capital share par value (in Dollars per share) | $ / shares									$ 0.001
Issued capital				¥ 194		¥ 194			$ 29
Equity interest												100.00%
Issuance of ordinary share								¥ 292,258
Ordinary shares consideration | ¥				1,274,000
After-tax profits percentage								10.00%
Statutory reserve percentage								50.00%
Statutory reserve funds (in Yuan Renminbi) | ¥				¥ 9,420,000				¥ 9,420,000
Class A Ordinary Shares [Member]
Issued Capital and Reserves (Details) [Line Items]
Shares authorised						41,718,902			41,718,902
Ordinary share voting						one vote	one vote
Ordinary shares, outstanding						21,285,625		21,285,625	21,285,625
Ordinary shares, issued											1,499,423	4,856,273
Issued capital											$ 12,999,997	¥ 284,000,000
Underwriting discounts and commissions | ¥			¥ 557,000
Class A Ordinary Shares [Member] | Initial Public Offering [Member]
Issued Capital and Reserves (Details) [Line Items]
Issued capital share par value (in Dollars per share) | $ / shares		$ 10
Ordinary shares, issued		5,000,000
Issuance of ordinary share	¥ 323,730,000	$ 50,000
Class B ordinary shares [Member]
Issued Capital and Reserves (Details) [Line Items]
Shares authorised						8,281,098			8,281,098
Ordinary share voting						ten votes	ten votes
Ordinary shares, outstanding						8,281,098		8,281,098	8,281,098
Treasury Shares [Member]
Issued Capital and Reserves (Details) [Line Items]
Treasury stock repurchase				49,609	49,609
Ordinary shares consideration | $					$ 199,000
Treasury Shares [Member] | Class A Ordinary Shares [Member]
Issued Capital and Reserves (Details) [Line Items]
Ordinary shares, outstanding				49,609
Initial Public Offering [Member]
Issued Capital and Reserves (Details) [Line Items]
Underwriting discounts and commissions	¥ 36,282,000	$ 5,600